Subsequent Event	12 Months Ended
Jan. 31, 2023
Subsequent Event
Subsequent Event

Note 23 - Subsequent Event

On February 14, 2023, Descartes acquired all of the shares of Windigo Logistics, Inc., doing business as GroundCloud (“GroundCloud”), a cloud-based provider of final-mile carrier solutions and road safety compliance tools. The purchase price for the acquisition was approximately $138.0 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $80.0 million based on GroundCloud achieving revenue-based targets over the first two years post-acquisition. The major classes of assets acquired include: current assets, intangible technology assets, intangible customer assets, as well as certain liabilities assumed. Due to the limited time since the acquisition date and the size of the transaction, the accounting for the business combination is not yet complete and the fair value of the acquired assets and liabilities has not been determined.